RELATED PARTY TRANSACTIONS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) carrier	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Amounts due from and to related parties [Abstract]
Due from related parties	$ 13,138		$ 22,399
Loans to related parties - associated companies, long-term	306,398		327,616
Due to related parties	950		3,980
Related party leasing and service contracts [Abstract]
Profit sharing revenues	10,358	$ 1,547
Leasing revenues earned from related parties [Abstract]
Interest income related parties – direct financing leases	946	1,932
Service revenue related parties – direct financing leases	3,591	4,887
Vessel Management Fees	15,250	16,453
Administration Services Fees	587	894
Related party loans [Abstract]
Dividend income - related parties	3,884	2,164
Interest income related parties, others	179	850
Interest income - related parties, long term loans to associated companies	7,064	7,064
Gain (Loss) On Disposition of Assets and Termination of Charters	2,250	0
Proceeds from sale of vessels and termination of charters	37,911
Gain on settlement of loan note - related party loan notes	4,446	0
Compensation Payable (Receivable) For Early Contract Termination Of Charter	(3,186)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	2,250
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	115,834		121,000
Related party loans [Abstract]
Loans advanced to related parties	125,000
Due to Related Parties, Noncurrent	116,000
Interest income - related parties, long term loans to associated companies	2,700	2,700
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	113,000		113,000
Related party loans [Abstract]
Loans advanced to related parties	145,000
Due to Related Parties, Noncurrent	113,000
Interest income - related parties, long term loans to associated companies	2,500	2,500
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	77,564		80,000
Related party loans [Abstract]
Loans advanced to related parties	145,000
Due to Related Parties, Noncurrent	78,000
Interest income - related parties, long term loans to associated companies	1,800	1,800
Frontline [Member]
Related party loans [Abstract]
Dividend income - related parties	2,376	0
ADS [Member]
Related party loans [Abstract]
Dividend income - related parties	1,508	175
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	5,192		6,708
Due from Related Parties, Noncurrent	0		9,171
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	0		7,392
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	3,723		1,246
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	0		3,423
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	60		51
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	320		627
Due to related parties	$ 0		0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | carrier	7
Profit sharing revenues	$ 0	0
Leasing revenues earned from related parties [Abstract]
Operating lease income	26,663	25,752
Vessel Management Fees	10,192	10,136
Administration Services Fees	32	0
Operating Management Fees	$ 466	443
Related party loans [Abstract]
Number of Capesize drybulk carriers owned | carrier	8
Upgrade Cost Per Vessel	$ 2,500
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	4		4
Due to related parties	182		49
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	3,907		2,948
Due to related parties	563		3,884
Leasing revenues earned from related parties [Abstract]
Vessel Management Fees	4,592	5,873
Commissions and Brokerage	178	167
Administration Services Fees	37	162
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	48		47
Seatankers [Member]
Leasing revenues earned from related parties [Abstract]
Administration Services Fees	206	458
Frontline Shipping [Member]
Amounts due from and to related parties [Abstract]
Due from Related Parties, Noncurrent	0		4,445
Related party leasing and service contracts [Abstract]
Profit sharing revenues	10,358	1,547
Leasing revenues earned from related parties [Abstract]
Interest income related parties – direct financing leases	946	1,932
Service revenue related parties – direct financing leases	3,591	4,887
Direct financing lease repayments	3,403	3,981
Seatankers Management AS [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	157		0
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities	47	52
Frontline Corporate Services [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities	169	120
Frontline Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities	96	102
NorAm Drilling [Member]
Related party loans [Abstract]
Interest income related parties, others	210	236
Golden Close [Member]
Related party loans [Abstract]
Dividend income - related parties	0	1,989
Allowance for Expected Credit Losses
Amounts due from and to related parties [Abstract]
Due from related parties	(68)		$ 0
Front Circassia [Member]
Related party loans [Abstract]
Compensation Received on Termination of Charters at fair value, Notes Receivable	4,450
Proceeds from settled loan notes	8,900
Front Circassia [Member] | Frontline Shipping [Member]
Related party loans [Abstract]
Interest income	82	393
Front Page, Front Stratus, Front Serenade [Member] | Frontline [Member]
Related party loans [Abstract]
Interest income	97	$ 457
Front Hakata
Related party loans [Abstract]
Proceeds from sale of vessels and termination of charters	33,465
Compensation Payable (Receivable) For Early Contract Termination Of Charter	(3,186)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	1,373
Front Page, Front Stratus, Front Serenade, Front Ariake [Member]
Related party loans [Abstract]
Compensation Received on Termination of Charters at fair value, Notes Receivable	11,000
Gain on settlement of loan note - related party loan notes	0
Proceeds from settled loan notes	$ 11,000